UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Putnam High Yield Bond Fund
(Institutional and Investor Class (formerly Initial Class))
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2017
Rating	Percentage of Fund Investments
A3	0.29%
Baa2	0.37
Baa3	0.83
Ba1	4.16
Ba2	8.17
Ba3	13.27
B1	10.71
B2	10.34
B3	13.78
CCC, CC, C	18.92
Equities	2.15
Not Rated	2.62
Short Term Investments	14.39
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,039.10	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.76
Investor Class
Actual	$1,000.00	$1,036.50	$5.55
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.51
* Expenses are equal to the Fund's annualized expense ratio of 0.75% for the Institutional Class and 1.10% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 649,075	Academy Ltd(b) 5.02%, 07/01/2022	$ 506,819
334,369	Air Methods TLB(b) 4.57%, 04/22/2024	330,747
120,000	Arclin Inc(b) 9.75%, 02/07/2025	121,800
620,000	Asurion Corp(b) 8.50%, 03/03/2021	622,584
435,177	Avaya Inc(b) 6.28%, 05/29/2020	349,592
1,060,000	Brand Energy(b)(c) 5.25%, 06/14/2024	1,055,230
775,103	Caesars Entertainment Operating Co(b)(d) 11.50%, 06/01/2017	921,403
1,758,724	Caesars Growth Properties Holdings LLC(b)(c) 3.79%, 05/08/2021	1,765,319
230,000	Capital Automotive LP(b) 7.03%, 03/24/2025	232,683
265,000	CCC Info(b) 7.79%, 04/28/2025	271,128
990,000	Chesapeake Energy Corp(b) 8.50%, 08/23/2021	1,053,113
459,425	Concordia Healthcare Corp(b) 5.25%, 10/21/2021	342,415
117,626	CPG International(b) 4.90%, 05/05/2024	117,381
250,000	Del Monte Corp(b) 8.45%, 08/18/2021	167,500
168,825	DPX Holdings BV(b) 4.41%, 04/22/2024	169,001
270,000	Endo Pharmaceuticals TLB(b) 5.31%, 04/29/2024	271,814
320,000	Energy Transfer Equity LP(b) 3.53%, 02/02/2024	318,000
705,000	FTS International Inc(b) 5.75%, 04/16/2021	566,938
352,871	Gates Global TLB(b) 4.41%, 04/01/2024	353,018
888,564	Getty Images Inc(b) 4.75%, 10/18/2019	817,479
228,850	Harsco Corp(b) 6.00%, 11/02/2023	232,426
403,000	iHeartcommunications Inc(b) 7.53%, 01/30/2019	327,639
761,266	J Crew Group(b) 4.00%, 03/05/2021	451,050
	Kronos Inc(b)
328,350	4.68%, 11/01/2023	330,338
415,000	9.28%, 11/01/2024	429,093
265,000	MEG Energy Corp(b) 4.50%, 12/31/2023	257,381
1,237,587	Navistar Inc(b) 5.00%, 08/07/2020	1,249,447
101,225	Neiman Marcus Group Inc(b) 4.25%, 10/25/2020	75,792
906,364	Ortho-Clinical Diagnostics(b) 4.75%, 06/30/2021	901,020
235,000	Petsmart Inc(b) 4.01%, 03/11/2022	217,669
664,975	Revlon Consumer Products Corp(b) 4.31%, 11/16/2020	618,149
	Solenis International LP(b)
545,888	4.25%, 07/31/2021	546,742
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 530,000	7.75%, 07/29/2022	$ 527,350
	Talbots Inc(b)
520,394	5.50%, 03/19/2020	486,568
264,851	9.50%, 03/19/2021(c)	226,448
435,625	Vertiv TLB(b) 5.06%, 11/30/2023	437,259
600,000	Yonkers Racing Corp(b)(c) 4.25%, 05/31/2024	599,250
	Zuffa LLC(b)
248,125	5.16%, 08/18/2023	248,701
280,000	8.50%, 08/18/2024	284,900
TOTAL BANK LOANS — 5.72% (Cost $19,360,432)		$ 18,801,186
CORPORATE BONDS AND NOTES
Basic Materials — 7.69%
615,000	A Schulman Inc 6.88%, 06/01/2023	650,362
	Allegheny Technologies Inc
670,000	9.38%, 06/01/2019	726,112
95,000	5.95%, 01/15/2021	95,238
800,000	Alpha 3 BV / Alpha US Bidco Inc(e)(f) 6.25%, 02/01/2025	823,000
370,000	Anglo American Capital PLC(e) 4.75%, 04/10/2027	380,101
	ArcelorMittal
575,000	6.13%, 06/01/2025(f)	644,000
285,000	7.50%, 10/15/2039	319,556
790,000	Axalta Coating Systems(e) 4.88%, 08/15/2024	815,675
670,000	Blue Cube Spinco Inc 9.75%, 10/15/2023	810,700
	Chemours Co
440,000	6.63%, 05/15/2023	465,300
670,000	7.00%, 05/15/2025	730,300
390,000	5.38%, 05/15/2027	400,238
1,045,000	Compass Minerals International Inc(e) 4.88%, 07/15/2024	1,029,325
	Constellium NV(e)
500,000	5.75%, 05/15/2024	462,500
305,000	6.63%, 03/01/2025(f)	292,038
	First Quantum Minerals Ltd(e)
1,065,000	7.00%, 02/15/2021(f)	1,091,625
200,000	7.25%, 05/15/2022(f)	204,000
360,000	7.25%, 04/01/2023	353,700
515,000	7.50%, 04/01/2025(f)	504,700
	Freeport-McMoRan Inc
305,000	6.75%, 02/01/2022	315,675
255,000	3.55%, 03/01/2022	238,981
550,000	6.88%, 02/15/2023	580,250
1,180,000	GCP Applied Technologies Inc(e) 9.50%, 02/01/2023	1,339,300
520,000	Hudbay Minerals Inc(e) 7.63%, 01/15/2025	544,700

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 450,000	Joseph T Ryerson & Son Inc(e) 11.00%, 05/15/2022	$ 509,062
	Kraton Polymers LLC / Kraton Polymers Capital Corp(e)
455,000	10.50%, 04/15/2023	525,525
345,000	7.00%, 04/15/2025	362,250
	Mercer International Inc
1,260,000	7.75%, 12/01/2022	1,349,775
150,000	6.50%, 02/01/2024(e)	156,629
	New Gold Inc(e)
485,000	6.25%, 11/15/2022	498,337
170,000	6.38%, 05/15/2025	175,100
	NOVA Chemicals Corp(e)
385,000	4.88%, 06/01/2024	383,556
680,000	5.25%, 06/01/2027	676,600
95,000	Platform Specialty Products Corp(e) 10.38%, 05/01/2021	105,094
200,000	Smurfit Kappa Acquisitions(e) 4.88%, 09/15/2018	204,000
890,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	1,063,550
445,000	SPCM SA(e) 4.88%, 09/15/2025	453,900
	Steel Dynamics Inc
625,000	6.38%, 08/15/2022	647,656
473,000	5.25%, 04/15/2023	491,329
435,000	5.50%, 10/01/2024	462,187
245,000	5.00%, 12/15/2026	251,431
	Teck Resources Ltd
345,000	4.75%, 01/15/2022	357,075
365,000	3.75%, 02/01/2023(f)	355,419
80,000	8.50%, 06/01/2024(e)	92,400
	Tronox Finance LLC
185,000	6.38%, 08/15/2020	185,463
685,000	7.50%, 03/15/2022(e)(f)	705,550
430,000	Venator Finance S.a.r.l. / Venator Materials Corp(e) 5.75%, 07/15/2025	434,300
945,000	WR Grace & Co-Conn(e) 5.63%, 10/01/2024	1,009,969
		25,273,533
Communications — 13.94%
200,000	Altice Financing SA(e) 6.63%, 02/15/2023	212,188
600,000	Altice Finco SA(e)(f) 7.63%, 02/15/2025	640,500
	Altice SA(e)
935,000	7.75%, 05/15/2022	992,269
300,000	7.63%, 02/15/2025(f)	330,000
1,795,000	Avaya Inc(d)(e)(g) 7.00%, 04/01/2019	1,440,487
45,000	Cablevision Systems Corp 8.00%, 04/15/2020	50,119
175,000	CBS Radio Inc(e)(f) 7.25%, 11/01/2024	180,250
	CCO Holdings LLC / CCO Holdings Capital Corp
585,000	5.25%, 09/30/2022	602,199
Principal Amount(a)		Fair Value
Communications — (continued)
$1,100,000	5.13%, 05/01/2023(e)	$ 1,155,000
1,055,000	5.88%, 04/01/2024(e)	1,126,212
175,000	5.75%, 02/15/2026(e)	187,250
375,000	5.50%, 05/01/2026(e)	397,969
	CenturyLink Inc
55,000	5.63%, 04/01/2020	58,180
380,000	6.75%, 12/01/2023	409,214
	Cequel Communications Holdings I LLC / Cequel Capital Corp(e)
1,695,000	5.13%, 12/15/2021	1,725,648
600,000	7.75%, 07/15/2025	663,000
	Clear Channel Worldwide Holdings Inc
370,000	7.63%, 03/15/2020	368,150
750,000	6.50%, 11/15/2022	770,775
1,025,000	CommScope Technologies Finance LLC(e) 6.00%, 06/15/2025	1,094,187
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	420,850
1,490,000	5.25%, 06/01/2024	1,519,949
	Digicel Ltd(e)
870,000	8.25%, 09/30/2020	813,363
605,000	6.75%, 03/01/2023	568,900
360,000	DISH DBS Corp 5.88%, 11/15/2024	384,109
380,000	EW Scripps Co(e) 5.13%, 05/15/2025	391,400
	Frontier Communications Corp
715,000	10.50%, 09/15/2022	681,931
105,000	7.63%, 04/15/2024	86,494
285,000	11.00%, 09/15/2025	264,338
605,000	Gray Television Inc(e) 5.88%, 07/15/2026	617,100
670,000	iHeartCommunications Inc 9.00%, 12/15/2019	525,950
	Intelsat Jackson Holdings SA
105,000	7.50%, 04/01/2021	96,863
655,000	9.75%, 07/15/2025(e)	654,181
	Intelsat Luxembourg SA
201,000	7.75%, 06/01/2021	110,550
950,000	8.13%, 06/01/2023	503,500
725,000	Lamar Media Corp 5.38%, 01/15/2024	757,625
	Neptune Finco Corp(e)
1,535,000	10.13%, 01/15/2023	1,780,600
400,000	10.88%, 10/15/2025	481,500
870,000	Nexstar Escrow Corp(e) 5.63%, 08/01/2024	880,875
	Numericable-SFR SAS(e)
1,140,000	6.00%, 05/15/2022	1,192,725
1,160,000	7.38%, 05/01/2026(c)	1,258,600
	Outfront Media Capital LLC / Outfront Media Capital Corp
255,000	5.63%, 02/15/2024	266,156
435,000	5.88%, 03/15/2025	455,662
615,000	Plantronics Inc(e) 5.50%, 05/31/2023	643,444

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 140,000	Quebecor Media Inc 5.75%, 01/15/2023	$ 147,700
1,389,000	Sinclair Television Group Inc(e) 5.63%, 08/01/2024	1,425,461
	Sirius XM Radio Inc(e)
515,000	6.00%, 07/15/2024	547,187
490,000	5.00%, 08/01/2027	493,675
1,380,000	Sprint Capital Corp 6.88%, 11/15/2028	1,533,967
	Sprint Communications Inc
121,000	9.00%, 11/15/2018(e)	131,323
130,000	7.00%, 08/15/2020	143,000
	Sprint Corp
1,685,000	7.25%, 09/15/2021	1,872,456
1,625,000	7.88%, 09/15/2023	1,868,750
480,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(e) 3.36%, 09/20/2021	484,200
	T-Mobile USA Inc
1,060,000	6.63%, 04/01/2023	1,121,692
940,000	6.38%, 03/01/2025	1,016,375
130,000	Townsquare Media Inc(e)(f) 6.50%, 04/01/2023	130,975
585,000	Tribune Media Co 5.88%, 07/15/2022	612,787
490,000	6.13%, 01/15/2022	514,960
535,000	6.00%, 03/01/2023	566,260
185,000	6.84%, 04/28/2023	197,488
175,000	4.00%, 04/15/2022(f)	182,123
325,000	5.38%, 04/15/2027	348,562
400,000	Unitymedia KabelBW GmbH(e) 6.13%, 01/15/2025	429,000
625,000	Univision Communications Inc(e) 5.13%, 02/15/2025	619,531
770,000	Videotron Ltd 5.00%, 07/15/2022	814,275
310,000	Videotron Ltd / Videotron Ltee(e) 5.13%, 04/15/2027	318,525
	Virgin Media Finance PLC(e)
200,000	6.38%, 04/15/2023	210,000
390,000	5.75%, 01/15/2025	404,625
865,000	West Corp(e) 5.38%, 07/15/2022	873,650
550,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp 10.25%, 07/15/2019	566,500
620,000	Windstream Services LLC(f) 6.38%, 08/01/2023	511,888
		45,847,197
Consumer, Cyclical — 14.92%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(e)
245,000	4.63%, 01/15/2022	251,125
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 375,000	6.00%, 04/01/2022	$ 388,594
505,000	4.25%, 05/15/2024	501,813
495,000	Allison Transmission Inc(e) 5.00%, 10/01/2024	507,375
	AMC Entertainment Holdings Inc(e)
325,000	5.88%, 11/15/2026	339,219
235,000	6.13%, 05/15/2027(f)	247,998
	AMC Entertainment Inc
175,000	5.88%, 02/15/2022	182,875
690,000	5.75%, 06/15/2025	717,600
800,000	American Builders & Contractors Supply Co Inc(e) 5.75%, 12/15/2023	846,000
1,020,000	American Tire Distributors Inc(e) 10.25%, 03/01/2022	1,055,700
240,000	Argos Merger Sub Inc(e) 7.13%, 03/15/2023	213,600
950,000	Beacon Roofing Supply Inc 6.38%, 10/01/2023	1,021,250
600,000	Bon-Ton Department Stores Inc(f) 8.00%, 06/15/2021	241,500
	Boyd Gaming Corp
645,000	6.88%, 05/15/2023	690,150
195,000	6.38%, 04/01/2026	210,844
310,000	Brookfield Residential Properties Inc(e) 6.50%, 12/15/2020	320,075
705,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(e) 6.13%, 07/01/2022	729,675
930,000	Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance Inc 9.38%, 05/01/2022	1,009,050
75,000	CalAtlantic Group Inc 6.25%, 12/15/2021	84,000
215,000	CCM Merger Inc(e) 6.00%, 03/15/2022	220,375
1,015,000	CEC Entertainment Inc 8.00%, 02/15/2022	1,058,137
	Cinemark USA Inc
665,000	5.13%, 12/15/2022	684,950
275,000	4.88%, 06/01/2023	280,929
	Diamond Resorts International Inc(e)
835,000	7.75%, 09/01/2023(f)	883,013
730,000	10.75%, 09/01/2024	773,800
170,000	Eagle II Acquisition Co LLC(e) 6.00%, 04/01/2025	180,200
740,000	Eldorado Resorts Inc 7.00%, 08/01/2023	800,125
640,000	EMI Music Publishing Group North America Holdings Inc(e) 7.63%, 06/15/2024	712,000
	GLP Capital LP / GLP Financing II Inc
915,000	4.88%, 11/01/2020	975,619

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 365,000	5.38%, 04/15/2026	$ 398,686
1,110,000	Great Canadian Gaming Corp(e) CAD, 6.63%, 07/25/2022	885,911
360,000	Hanesbrands Inc(e) 4.63%, 05/15/2024	365,400
675,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp(e) 4.88%, 04/01/2027	706,219
575,000	IHO Verwaltungs GmbH(e)(h) 4.75%, 09/15/2026	581,469
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp(e)
1,715,000	6.75%, 11/15/2021	1,792,175
1,055,000	10.25%, 11/15/2022	1,157,535
200,000	Jacobs Entertainment Inc(e) 7.88%, 02/01/2024	217,000
45,000	JC Penney Co Inc(f) 5.65%, 06/01/2020	44,269
645,000	Jo-Ann Stores Holdings Inc(e)(f)(h) 9.75%, 10/15/2019	635,325
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(e)
460,000	5.00%, 06/01/2024	479,550
560,000	5.25%, 06/01/2026	589,400
345,000	4.75%, 06/01/2027	352,331
340,000	Landry's Inc(e) 6.75%, 10/15/2024	348,075
320,000	Lennar Corp 4.75%, 11/15/2022	340,800
580,000	Lions Gate Entertainment Corp(e) 5.88%, 11/01/2024	610,450
	Mattamy Group Corp(e)
705,000	6.50%, 11/15/2020	719,100
295,000	6.88%, 12/15/2023	301,269
1,063,000	Navistar International Corp 8.25%, 11/01/2021	1,073,630
455,000	Neiman Marcus Group LLC 7.13%, 06/01/2028	311,675
	Neiman Marcus Group Ltd LLC(e)(f)
1,065,000	8.00%, 10/15/2021	580,425
330,000	8.75%, 10/15/2021(h)	158,400
1,655,000	Omega US Sub LLC(e) 8.75%, 07/15/2023	1,750,162
500,000	Penn National Gaming Inc(e)(f) 5.63%, 01/15/2027	509,375
	Penske Automotive Group Inc
670,000	5.75%, 10/01/2022	691,775
440,000	5.38%, 12/01/2024	442,750
425,000	5.50%, 05/15/2026	422,875
	PulteGroup Inc
465,000	5.50%, 03/01/2026	495,225
765,000	7.88%, 06/15/2032	891,225
	Regal Entertainment Group
675,000	5.75%, 06/15/2023	705,375
145,000	5.75%, 02/01/2025	149,713
1,015,000	Rite Aid Corp(e)(f) 6.13%, 04/01/2023	998,506
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$1,025,000	Rivers Pittsburgh LP(e) 6.13%, 08/15/2021	$ 1,040,375
765,000	Sabre Global Inc(e) 5.38%, 04/15/2023	797,513
	Scientific Games International Inc
160,000	6.25%, 09/01/2020(f)	158,600
945,000	7.00%, 01/01/2022(e)	1,006,425
2,035,000	10.00%, 12/01/2022	2,230,869
	Six Flags Entertainment Corp(e)
985,000	4.88%, 07/31/2024	991,028
925,000	5.50%, 04/15/2027	952,750
475,000	Standard Pacific Corp(f) 5.88%, 11/15/2024	514,781
505,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(e) 5.88%, 05/15/2025	492,375
455,000	Taylor Morrison Communities Inc / Monarch Communities Inc(e) 5.63%, 03/01/2024	476,613
	Tenneco Inc
630,000	5.38%, 12/15/2024	650,475
325,000	5.00%, 07/15/2026	328,656
540,000	TRI Pointe Holdings Inc 5.88%, 06/15/2024	569,700
100,000	TRW Automotive Inc(e) 4.50%, 03/01/2021	101,875
620,000	Univar USA Inc(e) 6.75%, 07/15/2023	646,350
550,000	WMG Acquisition Corp(e) 5.00%, 08/01/2023	563,750
365,000	Wolverine World Wide(e) 5.00%, 09/01/2026	359,981
510,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(e)(f) 5.25%, 05/15/2027	522,431
770,000	ZF North America Capital Inc(e) 4.75%, 04/29/2025	812,350
		49,050,563
Consumer, Non-Cyclical — 10.91%
815,000	Air Medical Merger Sub Corp(e)(f) 6.38%, 05/15/2023	772,212
145,000	Alpine Finance Merger Sub LLC(e) 6.88%, 08/01/2025	147,538
755,000	Amag Pharmaceuticals Inc(e) 7.88%, 09/01/2023	725,744
635,000	Ashtead Capital Inc(e) 5.63%, 10/01/2024	682,625
440,000	Brand Energy & Infrastructure Services Inc(e) 8.50%, 07/15/2025	455,400
270,000	CDK Global Inc(e) 4.88%, 06/01/2027	277,425
	Centene Corp
585,000	4.75%, 05/15/2022	610,594
730,000	6.13%, 02/15/2024	789,261

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 155,000	4.75%, 01/15/2025	$ 159,263
1,475,000	Ceridian HCM Holding Inc(e) 11.00%, 03/15/2021	1,557,969
	CHS / Community Health Systems Inc
85,000	8.00%, 11/15/2019	85,425
215,000	7.13%, 07/15/2020(f)	209,356
1,375,000	6.88%, 02/01/2022(f)	1,201,406
540,000	6.25%, 03/31/2023	557,469
950,000	Concordia Healthcare Corp(e) 7.00%, 04/15/2023	137,750
105,000	Concordia International Corp(e)(f) 9.00%, 04/01/2022	79,538
675,000	Crimson Merger Sub Inc(e) 6.63%, 05/15/2022	644,625
640,000	Dean Foods Co(e) 6.50%, 03/15/2023	675,200
855,000	DPX Holdings BV(e) 7.50%, 02/01/2022	908,437
215,000	Eagle Holding Co II LLC(e)(h) 7.63%, 05/15/2022	221,181
	Endo Finance LLC(e)
680,000	5.38%, 01/15/2023	567,800
1,225,000	6.00%, 07/15/2023	1,029,612
440,000	Fresh Market Inc(e)(f) 9.75%, 05/01/2023	369,050
505,000	Gartner Inc(e) 5.13%, 04/01/2025	530,457
795,000	Great Lakes Dredge & Dock Corp(e) 8.00%, 05/15/2022	809,906
735,000	GW Honos Security Corp(e) 8.75%, 05/15/2025	768,994
770,000	Halyard Health Inc 6.25%, 10/15/2022	802,725
	HCA Inc
1,570,000	6.50%, 02/15/2020	1,713,262
55,000	7.50%, 02/15/2022	63,319
675,000	5.25%, 06/15/2026	727,987
1,080,000	5.50%, 06/15/2047	1,117,800
555,000	High Ridge Brands Co(e) 8.88%, 03/15/2025	552,919
245,000	IHS Markit Ltd(e) 4.75%, 02/15/2025	263,069
545,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(e) 6.38%, 08/01/2023	574,294
390,000	Kinetic Concepts Inc / KCI USA Inc(e) 12.50%, 11/01/2021	438,750
	Lamb Weston Holdings Inc(e)
140,000	4.63%, 11/01/2024	144,200
835,000	4.88%, 11/01/2026	865,269
270,000	Live Nation Entertainment Inc(e) 4.88%, 11/01/2024	274,050
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(e)(f) 5.50%, 04/15/2025	402,500
	Molina Healthcare Inc
430,000	5.38%, 11/15/2022	455,262
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 125,000	4.88%, 06/15/2025(e)	$ 125,938
	Nielsen Co Luxembourg S.a.r.l.(e)
190,000	5.50%, 10/01/2021	196,650
320,000	5.00%, 02/01/2025(f)	328,000
405,000	Nielsen Finance LLC / Nielsen Finance Co(e) 5.00%, 04/15/2022	420,187
330,000	Pilgrim's Pride Corp(e) 5.75%, 03/15/2025	330,825
250,000	Prestige Brands Inc(e) 5.38%, 12/15/2021	257,813
	Revlon Consumer Products Corp
1,020,000	5.75%, 02/15/2021	938,400
375,000	6.25%, 08/01/2024(f)	326,250
	Service Corp International
419,000	5.38%, 01/15/2022	431,570
910,000	5.38%, 05/15/2024	961,096
290,000	7.50%, 04/01/2027	348,000
	Spectrum Brands Inc
15,000	6.63%, 11/15/2022	15,713
475,000	6.13%, 12/15/2024	508,844
340,000	5.75%, 07/15/2025	364,684
320,000	Sterigenics-Nordion Holdings LLC(e) 6.50%, 05/15/2023	329,600
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018	279,575
95,000	4.75%, 06/01/2020	98,325
565,000	4.75%, 06/15/2020(b)	570,650
735,000	6.00%, 10/01/2020	787,369
685,000	TMS International Corp(e) 7.63%, 10/15/2021	693,562
	Valeant Pharmaceuticals International Escrow Inc(e)
815,000	5.38%, 03/15/2020(f)	785,456
670,000	5.88%, 05/15/2023	574,525
1,220,000	6.13%, 04/15/2025(f)	1,032,425
	Valeant Pharmaceuticals International Inc(e)
185,000	5.63%, 12/01/2021(f)	166,963
215,000	6.50%, 03/15/2022	225,481
300,000	5.50%, 03/01/2023	254,622
795,000	7.00%, 03/15/2024	835,744
305,000	WellCare Health Plans Inc 5.25%, 04/01/2025	319,487
		35,877,397
Energy — 10.57%
315,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(e) 7.50%, 05/01/2025	331,144
1,085,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp(e) 7.88%, 12/15/2024	1,093,137
	Antero Resources Corp
135,000	5.13%, 12/01/2022	135,294
25,000	5.63%, 06/01/2023	25,313

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 740,000	Antero Resources Finance Corp 5.38%, 11/01/2021	$ 747,400
345,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(e) 10.00%, 04/01/2022	345,000
45,000	Baytex Energy Corp(e) 5.13%, 06/01/2021	39,938
345,000	Calfrac Holdings LP(e) 7.50%, 12/01/2020	296,700
	California Resources Corp
370,000	5.00%, 01/15/2020	247,900
927,000	8.00%, 12/15/2022(e)	586,327
640,000	Cenovus Energy Inc 6.75%, 11/15/2039	673,018
134,575	CHC Group LLC / CHC Finance Ltd(i) 0.00%, 10/01/2020	205,900
	Cheniere Corpus Christi Holdings LLC
1,512,000	5.88%, 03/31/2025	1,612,170
515,000	5.13%, 06/30/2027(e)	527,875
	Chesapeake Energy Corp(f)
517,000	8.00%, 12/15/2022(e)	546,727
350,000	5.75%, 03/15/2023	317,625
380,000	8.00%, 01/15/2025(e)	376,200
220,000	8.00%, 06/15/2027(e)	216,150
	Concho Resources Inc
955,000	5.50%, 04/01/2023	981,262
560,000	4.38%, 01/15/2025(f)	571,200
	Continental Resources Inc
110,000	5.00%, 09/15/2022	107,938
470,000	4.50%, 04/15/2023	448,850
675,000	3.80%, 06/01/2024(f)	618,043
585,000	4.90%, 06/01/2044(f)	488,475
395,000	Covey Park Energy LLC / Covey Park Finance Corp(e) 7.50%, 05/15/2025	395,000
	Denbury Resources Inc
761,000	9.00%, 05/15/2021(e)	724,852
430,000	6.38%, 08/15/2021	258,000
	Diamondback Energy Inc(e)
230,000	4.75%, 11/01/2024	228,850
965,000	5.38%, 05/31/2025	979,475
680,000	Endeavor Energy Resources LP / EER Finance Inc(e) 8.13%, 09/15/2023	718,250
175,000	Energy Transfer Equity LP 5.88%, 01/15/2024	185,500
	EP Energy LLC / Everest Acquisition Finance Inc
945,000	9.38%, 05/01/2020	745,369
95,000	7.75%, 09/01/2022	56,050
190,000	8.00%, 11/29/2024(e)(f)	189,525
370,000	8.00%, 02/15/2025(e)	275,650
160,000	FTS International Inc(b)(e) 8.75%, 06/15/2020	160,400
155,000	Halcon Resources Corp(e) 12.00%, 02/15/2022	175,150
770,000	Holly Energy Partners LP(e) 6.00%, 08/01/2024	800,800
Principal Amount(a)		Fair Value
Energy — (continued)
$ 200,000	KCA Deutag UK Finance PLC(e) 9.88%, 04/01/2022	$ 194,000
	Kinder Morgan Inc
100,000	7.80%, 08/01/2031	126,083
360,000	7.75%, 01/15/2032	452,714
	Laredo Petroleum Inc
180,000	5.63%, 01/15/2022	174,600
615,000	7.38%, 05/01/2022(f)	621,150
	MEG Energy Corp(e)
170,000	6.38%, 01/30/2023	131,431
260,000	7.00%, 03/31/2024	202,150
430,000	6.50%, 01/15/2025(f)	391,300
480,000	Murray Energy Corp(e) 11.25%, 04/15/2021	362,400
	Newfield Exploration Co
370,000	5.75%, 01/30/2022	389,425
385,000	5.63%, 07/01/2024	401,362
670,000	5.38%, 01/01/2026	693,450
650,000	Noble Holding International Ltd(f) 7.75%, 01/15/2024	513,051
	Oasis Petroleum Inc(f)
160,000	6.50%, 11/01/2021	155,200
1,065,000	6.88%, 03/15/2022	1,033,050
250,000	6.88%, 01/15/2023	241,875
375,000	Parsley Energy LLC / Parsley Finance Corp(e) 5.38%, 01/15/2025	377,813
	Precision Drilling Corp
525,000	7.75%, 12/15/2023(e)	517,125
25,000	5.25%, 11/15/2024	21,875
1,160,000	Range Resources Corp(e) 5.75%, 06/01/2021	1,183,200
	Rose Rock Midstream LP / Rose Rock Finance Corp
225,000	5.63%, 07/15/2022(f)	216,563
275,000	5.63%, 11/15/2023	261,250
	Sabine Pass Liquefaction LLC
315,000	5.88%, 06/30/2026	352,547
260,000	5.00%, 03/15/2027	276,790
615,000	SemGroup Corp(e) 6.38%, 03/15/2025	595,012
	Seven Generations Energy Ltd(e)
620,000	8.25%, 05/15/2020	646,350
490,000	6.75%, 05/01/2023	508,375
	Seventy Seven Energy Inc(g)(j)(k)
225,000	6.63%, 11/15/2019	23
345,000	6.50%, 07/15/2022	35
480,000	Shelf Drilling Holdings Ltd(e) 9.50%, 11/02/2020	465,600
	SM Energy Co
500,000	6.50%, 11/15/2021(f)	486,250
500,000	6.13%, 11/15/2022(f)	475,000
240,000	6.50%, 01/01/2023(f)	228,600
275,000	5.00%, 01/15/2024	243,375
435,000	6.75%, 09/15/2026(f)	415,286

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Targa Resources Partners LP / Targa Resources Partners Finance Corp(e)
$ 175,000	5.13%, 02/01/2025	$ 180,250
455,000	5.38%, 02/01/2027	470,925
270,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp 5.25%, 01/15/2025	283,500
	Weatherford International Ltd
130,000	8.25%, 06/15/2023(f)	130,000
235,000	9.88%, 02/15/2024(e)	245,575
	Williams Cos Inc
104,000	7.75%, 06/15/2031	123,760
455,000	8.75%, 03/15/2032	583,537
	WPX Energy Inc
700,000	7.50%, 08/01/2020	735,000
915,000	6.00%, 01/15/2022	905,850
275,000	8.25%, 08/01/2023	298,375
		34,743,539
Financial — 8.38%
560,000	Alliance Data Systems Corp(e) 5.38%, 08/01/2022	565,600
2,270,000	Ally Financial Inc 8.00%, 11/01/2031	2,780,750
630,000	American International Group Inc(b) 8.18%, 05/15/2058	850,500
675,000	ASP AMC Merger Sub Inc(e) 8.00%, 05/15/2025	639,563
400,000	Banco Bilbao Vizcaya Argentaria SA(b)(l) 9.00%, Perpetual	417,995
	Bank of America Corp(b)(l)
275,000	6.10%, Perpetual	298,746
265,000	6.50%, Perpetual	294,661
353,000	CBRE Services Inc 5.00%, 03/15/2023	367,782
	CIT Group Inc
825,000	5.00%, 08/15/2022	888,937
485,000	5.00%, 08/01/2023	522,588
120,000	Citigroup Inc(b)(l) 6.25%, Perpetual	133,125
430,000	CNG Holdings Inc(e) 9.38%, 05/15/2020	380,550
635,000	CNO Financial Group Inc 5.25%, 05/30/2025	672,465
	Credit Acceptance Corp
290,000	6.13%, 02/15/2021	297,250
315,000	7.38%, 03/15/2023	327,600
620,000	Credit Suisse Group AG(b)(e)(l) 6.25%, Perpetual	658,750
430,000	DFC Finance Corp(e) 10.50%, 06/15/2020	253,700
590,000	Dresdner Funding Trust I(e) 8.15%, 06/30/2031	740,778
820,000	ESH Hospitality Inc(e) 5.25%, 05/01/2025	849,725
1,235,000	Howard Hughes Corp(e) 5.38%, 03/15/2025	1,262,787
Principal Amount(a)		Fair Value
Financial — (continued)
$340,000	Hub Holdings LLC / Hub Holdings Finance Inc(e)(h) 8.13%, 07/15/2019	$ 340,850
590,000	Hub International Ltd(e) 7.88%, 10/01/2021	615,075
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
80,000	6.00%, 08/01/2020	82,350
595,000	5.88%, 02/01/2022	609,131
340,000	6.25%, 02/01/2022	354,450
350,000	6.75%, 02/01/2024	364,910
26,000	Intelsat Connect Finance SA(e) 12.50%, 04/01/2022	23,465
	Iron Mountain Inc
245,000	6.00%, 10/01/2020(e)	253,881
705,000	6.00%, 08/15/2023	749,062
230,000	iStar Financial Inc 5.00%, 07/01/2019	232,300
235,000	iStar Inc 6.00%, 04/01/2022	240,875
75,000	Liberty Mutual Group Inc(e) 7.80%, 03/15/2037	93,422
130,000	Lloyds Bank PLC(b)(l) GBP, 13.00%, Perpetual	317,728
393,000	Lloyds Banking Group PLC(b)(l) 7.50%, Perpetual	433,528
630,000	LPL Holdings Inc(e) 5.75%, 09/15/2025	655,200
240,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc 5.63%, 05/01/2024	261,600
655,000	Nationstar Mortgage LLC / Nationstar Capital Corp 6.50%, 07/01/2021	669,738
	OneMain Financial Holdings Inc(e)
285,000	6.75%, 12/15/2019	299,250
395,000	7.25%, 12/15/2021	416,034
705,000	Provident Funding Associates LP / PFG Finance Corp(e) 6.38%, 06/15/2025	722,625
450,000	Realogy Group LLC / Realogy Co-Issuer Corp(e) 4.88%, 06/01/2023	453,375
	Royal Bank of Scotland Group PLC(b)(l)
495,000	7.50%, Perpetual	510,840
973,000	7.65%, Perpetual	1,199,222
	Springleaf Finance Corp
205,000	5.25%, 12/15/2019	213,221
280,000	8.25%, 12/15/2020	314,300
415,000	6.13%, 05/15/2022	437,825
390,000	Stearns Holdings Inc(e) 9.38%, 08/15/2020	401,700
535,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(e) 6.75%, 06/01/2025	547,038

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 725,000	TMX Finance LLC / TitleMax Finance Corp(e) 8.50%, 09/15/2018	$ 688,750
580,000	USIS Merger Sub Inc(e) 6.88%, 05/01/2025	590,150
545,000	Wayne Merger Sub LLC(e) 8.25%, 08/01/2023	579,063
685,000	Werner FinCo LP / Werner FinCo Inc(e) 8.75%, 07/15/2025	690,138
		27,564,948
Industrial — 13.14%
1,060,000	Advanced Disposal Services Inc(e) 5.63%, 11/15/2024	1,091,800
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(e)
1,190,000	7.25%, 05/15/2024	1,301,562
440,000	6.00%, 02/15/2025	462,000
615,000	ATS Automation Tooling Systems Inc(e) 6.50%, 06/15/2023	641,138
	Belden Inc(e)
635,000	5.50%, 09/01/2022	654,050
820,000	5.25%, 07/15/2024	848,700
	Berry Plastics Corp
260,000	6.00%, 10/15/2022	277,225
10,000	5.13%, 07/15/2023	10,413
1,225,000	BlueLine Rental Finance Corp / BlueLine Rental LLC(e) 9.25%, 03/15/2024	1,274,000
1,010,000	BMC East LLC(e) 5.50%, 10/01/2024	1,055,450
1,215,000	Boise Cascade Co(e) 5.63%, 09/01/2024	1,251,450
865,000	Bombardier Inc(e) 8.75%, 12/01/2021	960,150
605,000	Briggs & Stratton Corp 6.88%, 12/15/2020	667,012
	Builders FirstSource Inc(e)
849,000	10.75%, 08/15/2023	980,595
1,060,000	5.63%, 09/01/2024	1,103,725
	Building Materials Corp of America(e)
1,055,000	5.38%, 11/15/2024	1,111,706
50,000	6.00%, 10/15/2025	53,500
	BWAY Holding Co(e)
655,000	5.50%, 04/15/2024	668,919
1,250,000	7.25%, 04/15/2025	1,268,750
	Cemex Finance LLC(e)
200,000	9.38%, 10/12/2022	212,500
715,000	6.00%, 04/01/2024	759,759
815,000	Cemex SAB de CV(e)(f) 6.13%, 05/05/2025	878,162
750,000	Coveris Holdings SA(e) 7.88%, 11/01/2019	738,750
320,000	CPG Merger Sub LLC(e) 8.00%, 10/01/2021	333,600
651,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	753,532
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 930,000	Flex Acquisition Co Inc(e) 6.88%, 01/15/2025	$ 967,200
1,547,000	Gates Global LLC / Gates Global Co(e) 6.00%, 07/15/2022	1,550,867
160,000	Grinding Media Inc / MC Grinding Media Canada Inc(e) 7.38%, 12/15/2023	174,000
925,000	KLX Inc(e) 5.88%, 12/01/2022	971,250
790,000	Legrand France SA 8.50%, 02/15/2025	1,033,066
1,090,000	Louisiana-Pacific Corp 4.88%, 09/15/2024	1,113,162
1,435,000	Manitowoc Foodservice Inc 9.50%, 02/15/2024	1,664,600
975,000	Masonite International Corp(e) 5.63%, 03/15/2023	1,018,875
1,100,000	MasTec Inc 4.88%, 03/15/2023	1,097,250
630,000	Moog Inc(e) 5.25%, 12/01/2022	655,200
1,080,000	Norbord Inc(e) 6.25%, 04/15/2023	1,152,900
	Novelis Corp(e)
475,000	6.25%, 08/15/2024	498,750
1,355,000	5.88%, 09/30/2026	1,395,650
	Oshkosh Corp
200,000	5.38%, 03/01/2022	207,500
745,000	5.38%, 03/01/2025	782,250
75,000	Pactiv LLC 8.38%, 04/15/2027	86,063
840,000	Park-Ohio Industries Inc(e) 6.63%, 04/15/2027	882,000
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC(e)
280,000	4.66%, 07/15/2021(b)	284,550
565,000	7.00%, 07/15/2024	606,084
	Sealed Air Corp(e)
205,000	5.13%, 12/01/2024	219,863
445,000	6.88%, 07/15/2033	511,750
395,000	Standard Industries Inc(e) 5.00%, 02/15/2027	402,900
130,000	Tennant Co(e) 5.63%, 05/01/2025	136,500
	TransDigm Inc
445,000	6.50%, 07/15/2024	459,463
375,000	6.50%, 05/15/2025	381,563
465,000	6.38%, 06/15/2026	471,975
	U.S. Concrete Inc
745,000	6.38%, 06/01/2024	785,975
420,000	6.38%, 06/01/2024(e)	443,100
	USG Corp
770,000	5.50%, 03/01/2025(e)	818,125
475,000	4.88%, 06/01/2027	488,656
1,180,000	Watco Cos LLC / Watco Finance Corp(e) 6.38%, 04/01/2023	1,230,150
675,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	656,438

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 615,000	Zekelman Industries Inc(e) 9.88%, 06/15/2023	$ 691,106
		43,197,229
Technology — 3.24%
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(e)
105,000	5.88%, 06/15/2021	109,988
685,000	5.45%, 06/15/2023	743,248
1,895,000	7.13%, 06/15/2024(f)	2,083,141
	First Data Corp(e)
420,000	5.38%, 08/15/2023	438,900
1,180,000	7.00%, 12/01/2023	1,259,650
765,000	5.75%, 01/15/2024	794,644
845,000	Inception Merger Sub Inc / Rackspace Hosting Inc(e)(f) 8.63%, 11/15/2024	899,925
1,420,000	Infor Software Parent LLC / Infor Software Parent Inc(e)(h) 7.13%, 05/01/2021	1,462,600
805,000	Infor US Inc 6.50%, 05/15/2022	833,175
500,000	Micron Technology Inc(f) 5.88%, 02/15/2022	523,125
1,300,000	Solera LLC / Solera Finance Inc(e) 10.50%, 03/01/2024	1,493,375
		10,641,771
Utilities — 2.83%
	AES Corp
365,000	8.00%, 06/01/2020	422,488
765,000	7.38%, 07/01/2021	875,925
1,305,000	5.50%, 04/15/2025	1,365,356
	Calpine Corp
90,000	5.88%, 01/15/2024(e)	92,700
1,740,000	5.75%, 01/15/2025(f)	1,631,250
	Dynegy Inc
220,000	6.75%, 11/01/2019	226,875
650,000	7.38%, 11/01/2022(f)	641,875
1,165,000	7.63%, 11/01/2024(f)	1,130,050
	GenOn Americas Generation LLC(d)(g)
445,000	8.50%, 10/01/2021	398,275
150,000	9.13%, 05/01/2031(f)	133,500
125,000	GenOn Energy Inc(d)(g) 9.88%, 10/15/2020	76,250
	NRG Energy Inc
509,000	7.88%, 05/15/2021(f)	525,543
480,000	7.25%, 05/15/2026	496,800
725,000	6.63%, 01/15/2027	725,906
560,000	Southern Star Central Corp(e) 5.13%, 07/15/2022	569,800
		9,312,593
TOTAL CORPORATE BONDS AND NOTES — 85.62% (Cost $275,874,493)		$ 281,508,770
Principal Amount(a)		Fair Value
CONVERTIBLE BONDS
Communications — 0.20%
$532,000	DISH Network Corp(e) 3.38%, 08/15/2026	$ 645,050
Technology — 0.13%
422,000	ON Semiconductor Corp(f) 1.00%, 12/01/2020	437,825
TOTAL CONVERTIBLE BONDS — 0.33% (Cost $963,954)		$ 1,082,875
Shares
COMMON STOCK
Communications — 0.10%
995	Charter Communications Inc Class A(m)	335,166
Consumer, Non-Cyclical — 0.06%
5,240	Live Nation Entertainment Inc(m)	182,614
Energy — 0.39%
32,610	Halcon Resources Corp(f)(m)	148,049
32,987	Keane Group Inc(f)(m)	527,792
70	MWO Holdings LLC(k)(m)	5,670
11,894	SandRidge Energy Inc(f)(m)	204,689
17,520	Seven Generations Energy Ltd(m)	300,061
3,943	Triangle USA Petroleum Corp(k)(m)	54,256
227	Vantage Drilling International(m)	39,271
		1,279,788
Financial — 0.53%
32,405	Ally Financial Inc	677,265
11,116	CIT Group Inc(f)	541,349
13,624	Gaming & Leisure Properties Inc REIT	513,216
		1,731,830
Industrial — 0.11%
6,275	Berry Plastics Group Inc(m)	357,737
2,617	CHC Group LLC(m)	18,319
		376,056
TOTAL COMMON STOCK — 1.19% (Cost $5,427,845)		$ 3,905,454

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.19%
729	Allergan PLC, 5.50%	$ 630,585
Energy — 0.03%
101	Triangle USA Petroleum Corp, 0.00%(k)(m)	101,000
Financial — 0.36%
6,185	American Tower Corp, 5.50%	745,679
15,268	EPR Properties Series C, 5.75%	435,614
		1,181,293
Industrial — 0.09%
2,800	Belden Inc, 6.75%	289,380
TOTAL CONVERTIBLE PREFERRED STOCK — 0.67% (Cost $2,086,690)		$ 2,202,258
PREFERRED STOCK
Communications — 0.15%
5,180	T-Mobile USA Inc	510,334
Consumer, Non-Cyclical — 0.10%
4,787	Tyson Foods Inc	325,037
Financial — 0.25%
13,425	Federal National Mortgage Association(f)	77,328
16,517	GMAC Capital Trust I	432,745
6,157	iStar Financial Inc	312,037
		822,110
TOTAL PREFERRED STOCK — 0.50% (Cost $1,645,653)		$ 1,657,481
RIGHTS
Utilities — 0.01%
16,425	Texas Competitive Electric Holdings(k)(m)	20,531
TOTAL RIGHTS — 0.01% (Cost $20,531)		$ 20,531
WARRANTS
Energy — 0.00%(n)
8,858	Halcon Resources Corp(m)	5,492
TOTAL WARRANTS — 0.00%(n) (Cost $31,890)		$ 5,492
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 6.60%
$21,700,000	Federal Home Loan Bank 0.41%, 07/03/2017	$ 21,699,518
U.S. Treasury Bonds and Notes — 0.04%
	U.S. Treasury Bills(o)
16,000	0.80%, 07/06/2017(f)	15,998
4,000	0.78%, 07/13/2017	3,999
118,000	0.82%, 07/20/2017	117,950
		137,947
Repurchase Agreements — 9.16%
1,542,850	Undivided interest of 5.95% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $1,542,850 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(p)	1,542,850
7,154,976	Undivided interest of 5.99% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $7,154,976 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(p)	7,154,976
5,850,020	Undivided interest of 53.14% in a repurchase agreement (principal amount/value $11,018,069 with a maturity value of $11,019,097) with Scotia Capital (USA) Inc, 1.12%, dated 6/30/17 to be repurchased at $5,850,020 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 3.58%, 7/31/21 - 9/9/49, with a value of $11,214,505.(p)	5,850,020

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,267,519	Undivided interest of 6.07% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $1,267,519 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(p)	$ 1,267,519
7,154,976	Undivided interest of 6.08% in a repurchase agreement (principal amount/value $117,806,518 with a maturity value of $117,817,121) with RBC Capital Markets Corp, 1.08%, dated 6/30/17 to be repurchased at $7,154,976 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 7.00%, 2/19/19 - 6/1/47, with a value of $120,162,656.(p)	7,154,976
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$7,154,976	Undivided interest of 6.11% in a repurchase agreement (principal amount/value $117,231,511 with a maturity value of $117,242,257) with Citigroup Global Markets Inc, 1.10%, dated 6/30/17 to be repurchased at $7,154,976 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/27/17 - 7/1/47, with a value of $119,576,141.(p)	$ 7,154,976
30,125,317
SHORT TERM INVESTMENTS — 15.80% (Cost $51,962,782)		$ 51,962,782
TOTAL INVESTMENTS — 109.84% (Cost $357,374,270)		$ 361,146,829
OTHER ASSETS & LIABILITIES, NET — (9.84)%		$ (32,361,206)
TOTAL NET ASSETS — 100.00%		$ 328,785,623

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Security in default; some interest payments received during the last 12 months. At June 30, 2017, the aggregate cost and fair value of such securities was $3,222,594 and $2,969,915, respectively, representing 0.90% of net assets.
(e)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2017, the aggregate cost and fair value of 144A securities was $161,149,621 and $162,789,728, respectively, representing 49.51% of net assets.
(f)	All or a portion of the security is on loan at June 30, 2017.
(g)	Security in bankruptcy at June 30, 2017.
(h)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Security in default; no interest payments received during the last 12 months. At June 30, 2017, the aggregate cost and fair value of such securities was $56 and $58, respectively, representing 0.00% of net assets.
(k)	Security is fair valued under procedures adopted by the Board of Directors.
(l)	Security has no contractual maturity date and pays an indefinite stream of interest.
(m)	Non-income producing security.
(n)	Represents less than 0.005% of net assets.
(o)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(p)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TLB	Term Loan B
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
At June 30, 2017, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Bank Loans
Brand Energy	5.25%	06/14/2024	06/16/2017	$1,049,410	$1,055,230	0.32%
Caesars Growth Properties Holdings LLC	3.79	05/08/2021	04/28/2017	1,748,466	1,765,319	0.54
Talbots Inc	9.50	03/19/2021	06/17/2015 - 06/22/2017	257,084	226,448	0.07
Yonkers Racing Corp	4.25	05/31/2024	05/25/2017	598,508	599,250	0.18
Corporate Bonds and Notes
Numericable-SFR SAS	7.38	05/01/2026	04/06/2016 - 06/29/2017	1,209,438	1,258,600	0.38
				$4,862,906	$4,904,847	1.49%
At June 30, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	175,401	CAD	235,800	July 2017	$(6,510)
GS	GBP	212,400	USD	273,991	September 2017	3,363
HSB	USD	160,366	CAD	214,400	July 2017	(5,036)
JPM	USD	318,919	CAD	426,500	July 2017	(10,110)
JPM	USD	491,623	GBP	381,100	September 2017	(6,021)
SSB	USD	420,295	CAD	564,100	July 2017	(14,887)
WES	USD	28,867	CAD	38,600	July 2017	(911)
					Net Depreciation	$(40,112)
At June 30, 2017, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Value(b)	Fair Value	Upfront Premiums Paid/Received	Fixed Deal Pay/Receive Rate	Expiration Date	Net Unrealized Appreciation	Buy/Sell Credit Protection	Average Credit Rating(c)
North America High Yield 28	$1,405,000	$(275,171)	$294,426	5.00%	June 20, 2022	$7,063	Buy	B+
(a) Based on an index of North American equities with high yield credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c) Ratings are presented for credit default swap contracts in which the Fund has bought protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s ratings are believed to be the most recent ratings available at June 30, 2017.
Counterparty Abbreviations:
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
SSB	State Street Bank
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West Putnam High Yield Bond Fund
ASSETS:
Investments in securities, fair value (including $29,398,971 of securities on loan)(a)	$331,021,512
Repurchase agreements, fair value(b)	30,125,317
Dividends and interest receivable	4,637,821
Subscriptions receivable	104,297
Receivable for investments sold	2,507,688
Variation margin on centrally cleared swaps	6,942
Unrealized appreciation on forward foreign currency contracts	3,363
Total Assets	368,406,940
LIABILITIES:
Payable for custodian fees	155,776
Payable for investments purchased	8,184,878
Payable for director fees	789
Payable for other accrued fees	35,980
Payable for shareholder services fees	2,894
Payable to investment adviser	187,141
Payable upon return of securities loaned	30,125,317
Redemptions payable	885,067
Unrealized depreciation on forward foreign currency contracts	43,475
Total Liabilities	39,621,317
NET ASSETS	$328,785,623
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,412,975
Paid-in capital in excess of par	344,870,697
Net unrealized appreciation	3,739,510
Undistributed net investment income	731,632
Accumulated net realized loss	(23,969,191)
NET ASSETS	$328,785,623
NET ASSETS BY CLASS
Investor Class	$10,131,162
Institutional Class	$318,654,461
CAPITAL STOCK:
Authorized
Investor Class	10,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	1,239,697
Institutional Class	32,890,057
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.17
Institutional Class	$9.69
(a) Cost of investments	$327,248,953
(b) Cost of repurchase agreements	$30,125,317
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West Putnam High Yield Bond Fund
INVESTMENT INCOME:
Interest	$9,243,150
Income from securities lending	84,953
Dividends	154,141
Total Income	9,482,244
EXPENSES:
Management fees	1,160,222
Shareholder services fees – Investor Class	16,661
Audit and tax fees	9,983
Custodian fees	12,634
Director's fees	789
Legal fees	646
Pricing fees	10,443
Registration fees	4,196
Shareholder report fees	1,654
Transfer agent fees	1,346
Other fees	955
Total Expenses	1,219,529
Less amount waived by investment adviser	26,378
Net Expenses	1,193,151
NET INVESTMENT INCOME	8,289,093
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	300,001
Net realized loss on credit default swaps	(163,073)
Net realized gain on forward foreign currency contracts	13,994
Net Realized Gain	150,922
Net change in unrealized appreciation on investments and foreign currency translations	3,518,786
Net change in unrealized appreciation on credit default swaps	119,874
Net change in unrealized depreciation on forward foreign currency contracts	(63,396)
Net Change in Unrealized Appreciation	3,575,264
Net Realized and Unrealized Gain	3,726,186
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,015,279
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Putnam High Yield Bond Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$8,289,093	$15,549,078
Net realized gain (loss)	150,922	(7,307,979)
Net change in unrealized appreciation	3,575,264	33,107,515
Net Increase in Net Assets Resulting from Operations	12,015,279	41,348,614
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(270,564)	(578,537)
Institutional Class	(7,500,838)	(15,302,553)
From net investment income	(7,771,402)	(15,881,090)
Total Distributions	(7,771,402)	(15,881,090)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,288,403	2,862,381
Institutional Class	41,312,907	53,870,887
Shares issued in reinvestment of distributions
Investor Class	270,564	578,537
Institutional Class	7,500,838	15,302,553
Shares redeemed
Investor Class	(1,442,894)	(6,532,631)
Institutional Class	(20,136,972)	(97,296,654)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	29,792,846	(31,214,927)
Total Increase (Decrease) in Net Assets	34,036,723	(5,747,403)
NET ASSETS:
Beginning of Period	294,748,900	300,496,303
End of Period(a)	$328,785,623	$294,748,900
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	277,905	364,024
Institutional Class	4,245,553	5,780,979
Shares issued in reinvestment of distributions
Investor Class	33,198	73,133
Institutional Class	776,484	1,639,228
Shares redeemed
Investor Class	(175,427)	(844,000)
Institutional Class	(2,066,034)	(10,643,394)
Net Increase (Decrease)	3,091,679	(3,630,030)
(a) Including undistributed net investment income:	$731,632	$213,941
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$ 8.10	0.20	0.10	0.30	(0.23)	-	(0.23)	$8.17	3.65% (d)
12/31/2016	$ 7.46	0.41	0.73	1.14	(0.50)	-	(0.50)	$8.10	15.54%
12/31/2015	$ 8.33	0.42	(0.79)	(0.37)	(0.50)	-	(0.50)	$7.46	(4.69%)
12/31/2014	$ 8.54	0.42	(0.24)	0.18	(0.39)	-	(0.39)	$8.33	2.09%
12/31/2013	$ 8.36	0.47	0.16	0.63	(0.45)	-	(0.45)	$8.54	7.65%
12/31/2012	$ 7.68	0.52	0.62	1.14	(0.46)	-	(0.46)	$8.36	15.00%
Institutional Class
06/30/2017(Unaudited)	$ 9.55	0.26	0.11	0.37	(0.23)	-	(0.23)	$9.69	3.91% (d)
12/31/2016	$ 8.72	0.51	0.85	1.36	(0.53)	-	(0.53)	$9.55	15.87%
12/31/2015 (e)	$10.00	0.35	(1.10)	(0.75)	(0.53)	-	(0.53)	$8.72	(7.71%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 10,131	1.20% (g)	1.10% (g)	4.94% (g)	26% (d)
12/31/2016	$ 8,938	1.10%	1.10%	5.14%	56%
12/31/2015	$ 11,277	1.10%	1.10%	4.98%	56%
12/31/2014	$337,233	1.10%	1.10%	4.80%	53%
12/31/2013	$254,464	1.10%	1.10%	5.50%	56%
12/31/2012	$206,649	1.10%	1.10%	6.32%	52%
Institutional Class
06/30/2017 (Unaudited)	$318,654	0.76% (g)	0.75% (g)	5.29% (g)	26% (d)
12/31/2016	$285,811	0.75%	0.75%	5.48%	56%
12/31/2015 (e)	$289,219	0.75% (g)	0.75% (g)	5.49% (g)	56%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2017

Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights, Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

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Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 18,801,186	$ —	$ 18,801,186
Corporate Bonds and Notes	—	281,508,712	58	281,508,770
Convertible Bonds	—	1,082,875	—	1,082,875
Common Stock	3,787,938	57,590	59,926	3,905,454
Convertible Preferred Stock	—	2,101,258	101,000	2,202,258
Preferred Stock	510,073	1,147,408	—	1,657,481
Rights	—	—	20,531	20,531
Warrants	5,492	—	—	5,492
Short Term Investments	—	51,962,782	—	51,962,782
Total investments, at fair value:	4,303,503	356,661,811	181,515	361,146,829
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	3,363	—	3,363
Credit Default Swaps(a)	—	7,063	—	7,063
Total Assets	$ 4,303,503	$ 356,672,237	$ 181,515	$ 361,157,255
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (43,475)	$ —	$ (43,475)
Total Liabilities	$ 0	$ (43,475)	$ 0	$ (43,475)
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

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The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, foreign currency adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$357,405,648
Gross unrealized appreciation on investments	12,721,753
Gross unrealized depreciation on investments	(8,980,572)
Net unrealized appreciation on investments	$3,741,181
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and credit default swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

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Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $1,612,978 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within dividends and interest receivable

Semi-Annual Report - June 30, 2017

on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional value of $3,976,606 in credit default swaps for the reporting period.
Valuation of derivative investments as of June 30, 2017 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation	$7,063 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 3,363	Unrealized depreciation on forward foreign currency contracts	$(43,475)
(a)Includes cumulative appreciation of credit default swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Credit contracts (swaps)	Net realized loss on credit default swaps	$(163,073)	Net change in unrealized appreciation on credit default swaps	$119,874
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 13,994	Net change in unrealized depreciation on forward foreign currency contracts	$ (63,396)
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2017.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received (Pledged)(b)	Net Amount
Derivative Assets (forward contracts)	$ 3,363	$—	$—	$—	$ 3,363
Derivative Liabilities (forward contracts)	$43,475	$—	$—	$—	$43,475
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to centrally cleared swaps are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received (pledged) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.72% of the Fund’s average daily net assets up to $1 billion dollars, 0.67% of the Fund’s average daily net assets over $1 billion dollars and 0.62% of the Fund’s average daily net assets over $2 billion dollars. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and various other expenses, of 0.75% of the Fund's average daily net assets of the

Semi-Annual Report - June 30, 2017

Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.75% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $102,375,360 and $76,297,726, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $29,398,971 and received collateral as reported on the Statement of Assets and Liabilities of $30,125,317 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2017. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	28,225,850
Convertible Bonds	451,540
U.S. Treasury Bonds and Notes	8,160
Common Stocks	1,428,967
Preferred Stock	10,800
Total secured borrowings	$30,125,317
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

Semi-Annual Report - June 30, 2017

7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Putnam Investment Management, LLC (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Putnam High Yield Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”),1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable index and peer group. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that, although the Fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2016, for the one-, three-, five- and ten-year periods ended December 31, 2016, the Fund was in the first, first, first and fourth quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board considered that the Sub-Adviser began managing the Fund in February 2009, and thus, longer term underperformance is attributable to the prior sub-adviser. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was higher than the average and the median management fees of its peer group of funds. The Board further noted that, although the Fund’s total expense ratio was above the average and median expense ratio of its peer group and in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses), the Fund’s total annual operating expense ratio was less than the average and median expense ratio of its peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the Board had considered that any fees charged to other accounts managed by the Sub-Adviser were competitive with the fee charged to GWCM for the Fund, such information regarding the Sub-Adviser was not necessary to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM and the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of

GWCM and the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017